Loans And Borrowings - Additional Information (Detail)		12 Months Ended
	Nov. 09, 2021	Dec. 31, 2021 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Percentage of factoring fee on gross face value for the first 30 days		1.50%
Percentage of factoring fee on gross face value for 30 days thereafter		0.06%
Term Loan [Member]
Disclosure of detailed information about borrowings [line items]
Borrowing costs incurred		$ 191,310
Debt Instrument, principal and interest amount		2,343,036
Term Loan [Member] | Amended [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, Maturity	August 7, 2026
Borrowings, Covenants terms	financial covenants which are applicable for the period from July 1, 2021 to December 31, 2022
Modification loss		138,908
Term Loan [Member] | Amended [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	6.85%
Term Loan [Member] | Amended [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	7.50%
Term Loan [Member] | Fiera Private Debt Fund VI LP [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 13,000,000
Borrowings, Maturity			August 2026
Nations Interbanc Facility [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount				$ 2,000,000
Proceeds from current borrowings		9,246,693
Repayments of current borrowings		$ 7,954,698
Nations Interbanc Facility [Member] | Loans Received [Member]
Disclosure of detailed information about borrowings [line items]
Percentage of funds borrowed				85.00%